Segmental analysis - Schedule of reconciliation of total operating profit to profit before tax from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 4,934	£ 4,475	£ 4,879
Share of post-tax results of joint ventures and associates	73	37	171
Finance income	450	248	138
Finance costs	(1,807)	(1,712)	(1,598)
Profit before tax	3,650	3,048	3,590
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	4,765	5,462	4,294
Share of post-tax results of joint ventures and associates	75	101	190
Finance income	449	244	166
Finance costs	(1,810)	(1,723)	(1,680)
Profit before tax	3,479	4,084	2,970
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	169	(987)	585
Share of post-tax results of joint ventures and associates	(2)	(64)	(19)
Finance income	1	4	(28)
Finance costs	3	11	82
Profit before tax	£ 171	£ (1,036)	£ 620